Other financial liabilities - Summary of Detailed Information About Other Noncurrent Financial Liabilities Explanatory (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Long-term borrowings [member]
Categories Of Noncurrent Financial Liabilities [Line Items]
Long term arrangements covenants not met	₨ 653	₨ 10,341